OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER LIABILITIES
Schedule of other liabilities

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Provision for contract penalty, compensations and purchase commitments	1,381,631	1,853,326	76,158,866
Provision for residual guarantee program	—	140,461	5,771,975
Tax payables	635,967	2,041,629	83,896,815
Assurance-type warranties	895,086	2,215,403	91,037,723
Payables to employees	802,163	993,210	40,814,054
Payables relating to business cooperation contract with Nam An	5,814,429	—	—
Payables relating to business cooperation contract with Huong Hai	3,676,708	—	—
Others	669,641	2,229,754	91,627,450
TOTAL CURRENT LIABILITIES	13,875,625	9,473,783	389,306,883
Assurance-type warranties	1,665,963	3,414,032	140,293,076
Provision for residual guarantee program	—	857,308	35,229,423
Payable relating to government grant (i)	396,696	1,892,983	77,788,494
Others	131,594	135,790	5,580,028
TOTAL NON-CURRENT LIABILITES	2,194,253	6,300,113	258,891,021
(i)	The amount received from Site Development Agreement with North Carolina Department of Commerce (Note 2 (t)).

Schedule of movement of certain provisions

	Currency: VND million
	Provision for	Provision
	contract penalty	related		Provision for
	and	to purchase	Assurance-type	residual
	compensation (i)	commitment	warranties	guarantee	TOTAL
At January 1, 2022:	3,937,545	178,411	335,470	—	4,451,426
Provision made during the year	272,779	—	740,710	—	1,013,489
Change in accounting estimate for pre-existing provisions	(157,349)	(7,728)	(25,024)	—	(190,101)
Utilized	(2,731,828)	(170,683)	(189,935)	—	(3,092,446)
At December 31, 2022	1,321,147	—	861,221	—	2,182,368
At January 1, 2023:	1,321,147	—	861,221	—	2,182,368
Provision made during the year	1,016,745	—	1,843,776	—	2,860,521
Change in accounting estimate for pre-existing provisions	—	—	222,988	—	222,988
Utilized	(956,261)	—	(366,936)	—	(1,323,197)
At December 31, 2023	1,381,631	—	2,561,049	—	3,942,680
At January 1, 2024:	1,381,631	—	2,561,049	—	3,942,680
Provision made during the year	1,002,699	—	4,066,583	997,769	6,067,051
Change in accounting estimate for pre-existing provisions	(10,686)	—	(21,010)	—	(31,696)
Utilized	(520,318)	—	(977,187)	—	(1,497,505)
At December 31, 2024	1,853,326	—	5,629,435	997,769	8,480,530
USD	76,158,866	—	231,330,799	41,001,397	348,491,062
(i)	The penalty and compensation costs incurred in 2024 were primarily related to the estimated charge from suppliers due to failure to meet committed volume, discontinuation of the development and engineering change of certain future electric vehicle models. As of 31 December 2024, the Company was still in the negotiation process to finalize compensation amounts.